Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

July 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Morgan Creek Global Equity Long/Short Fund

File Nos.: 333-169080 and 811-22460

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Fund, a Delaware statutory trust (the “Fund”), please find a Post-Effective Amendment No. 3 under the Securities Act of 1933, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”). The Post-Effective Amendment No. 3 is being filed for the purpose of complying with an undertaking in the registration statement to file an updated prospectus and Statement of Additional Information during any periods when offers and sales of the shares of the Fund are being made. We respectfully request that the subsequent post-effective amendment be declared effective by the Commission on July 30, 2012.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 737-8833.

Sincerely,

/s/ Bibb L. Strench

Bibb L. Strench

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